Offerings	Sep. 15, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.00001 per share
Amount Registered | shares	4,467,494
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 51,376,181.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,865.69
Offering Note	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Represents 4,467,494 Class A Ordinary Shares to be issued by the Company upon exercise of 4,312,495 Public Warrants to purchase 4,312,495 Class A Ordinary Shares and 154,999 Private Warrants to purchase 154,999 Class A Ordinary Shares.

Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the Warrants.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.00001 per share
Amount Registered | shares	154,999
Proposed Maximum Offering Price per Unit	9.0850
Maximum Aggregate Offering Price	$ 1,408,165.91
Fee Rate	0.01531%
Amount of Registration Fee	$ 215.59
Offering Note	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Represents 154,999 Class A Ordinary Shares issuable upon the exercise of the Private Warrants.

Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(c) of the Securities Act, based on the average of the high ($9.43) and low ($8.74) prices for the Company Class A Ordinary Shares on Nasdaq as of September 19, 2025.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Class A Ordinary Shares
Amount Registered | shares	154,999
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Represents 154,999 Private Warrants registered for resale by the Selling Securityholders.

Pursuant to Rule 457(g) of the Securities Act, no separate fee is recorded for the Private Warrants and the entire fee is allocated to the underlying Class A Ordinary Shares.